Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
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Reconciliation of Earnings Used for Earnings per Share Calculations

Earnings used in determining consolidated earnings per share and earnings per share from continuing operations are as follows:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Earnings attributable to common shareholders	625	192	286	489
Less: Dividends declared on preference shares	-	-	(1)	(1)
Earnings used in consolidated earnings per share	625	192	285	488
Less: Earnings from discontinued operations, net of tax	(515)	(159)	(32)	(328)
Remove: Non-controlling interests from discontinued operations	32	14	60	31
Earnings used in earnings per share from continuing operations	142	47	313	191

Weighted Average Common Shares

The weighted-average number of common shares outstanding, as well as a reconciliation of the weighted-average number of common shares outstanding used in the basic earnings per share computation to the weighted-average number of common shares outstanding used in the diluted earnings per share computation, is presented below:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
Weighted-average number of common shares outstanding	708,974,582	720,301,646	709,448,598	723,395,550
Weighted-average number of vested DSUs	699,588	708,311	767,352	692,636
Basic	709,674,170	721,009,957	710,215,950	724,088,186
Effect of stock options and TRSUs	421,224	1,494,152	581,482	1,321,292
Diluted	710,095,394	722,504,109	710,797,432	725,409,478